As filed with the Securities and Exchange Commission on October 24, 2006
Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment ☐
Post-Effective Amendment No. 21 ☑
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24 ☑
(Check appropriate box or boxes)
DRIEHAUS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)
MARY H. WEISS, ESQ.
DRIEHAUS CAPITAL MANAGEMENT LLC
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Name and Address of Agent for Service)
COPY TO:
CATHY G. O’KELLY, ESQ.
VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
It is proposed that this filing will become effective (check appropriate box):
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☑ On November 22, 2006 pursuant to paragraph (b) of Rule 485; or
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐ On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DRIEHAUS MUTUAL FUNDS
EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
     This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed under Rule 485(b) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed on June 15, 2006. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 24th day of October, 2006.

DRIEHAUS MUTUAL FUNDS
By:	/s/ Richard H. Driehaus
Richard H. Driehaus, President

     Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 24th day of October, 2006.

/s/ Richard H. Driehaus	President and Trustee (Principal Executive Officer)
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
A. R. Umans

*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* /s/ Michelle L. Cahoon Michelle L. Cahoon, pursuant to powers of attorney previously filed.